Income Taxes - Components of Net Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Asset
Net operating loss and credit carryforward	$ 27,293	$ 32,530
Accrued and other liabilities	15,480	15,748
Bad debts, inventory and revaluation	8,324	8,997
Property, plant and equipment	3,604	1,103
Intangible assets	1,721	1,289
Share-based compensation	17,998	18,143
Deferred interest deductions	60,458	60,790
Convertible debt	8,102	10,865
Other	4,788	3,162
Deferred tax assets, gross	147,768	152,627
Valuation allowance	(68,651)	(67,849)
Deferred tax assets, total	79,117	84,778
Deferred Tax Liability
Net operating loss and credit carryforward	0	0
Accrued and other liabilities	0	0
Bad debts, inventory and revaluation	(7,074)	(1,420)
Property, plant and equipment	(25,448)	(23,649)
Intangible assets	(63,990)	(93,771)
Share-based compensation	0	0
Deferred interest deductions	0	0
Convertible debt	0	0
Other	(3,120)	(3,313)
Deferred tax liabilities, total	(99,632)	(122,153)
Net deferred tax assets (liabilities)	$ (20,515)	$ (37,375)